DESCRIPTION OF BUSINESS AND ORGANIZATION - Summarized Statement of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
VIEs
Cash			$ 1
Inventories	$ 385,200	$ 265,190	22,703
Total current assets	1,279,213	883,712	823,463
Property, equipment and software, net	345,336	354,617	253,471
Operating lease right-of-use assets	158,864	173,103	158,724
Total assets	2,506,254	1,584,678	1,371,952
Operating lease liabilities, current	14,526	16,760
Mandatorily redeemable noncontrolling interest (including mandatorily redeemable noncontrolling interest of VIEs without recourse to the Company of nil and US$11,381 as of December 31, 2023 and 2022, respectively)			11,381
Total current liabilities	1,840,454	1,757,281	932,879
Exchangeable notes	77,087	75,678	71,792
Convertible notes	75,970	81,635	76,770
Total liabilities	2,680,335	2,411,850	1,456,558
Related party
VIEs
Prepayments and other current assets	40,381	28,744	8,732
Other non-current assets	2,689	2,706
Operating lease liabilities, non-current	11,314	12,064	170
Third parties
VIEs
Prepayments and other current assets	118,492	63,870	44,375
Other non-current assets	65,792	50,533	10,983
Operating lease liabilities, current	14,526	16,760	15,815
Operating lease liabilities, non-current	$ 81,393	91,929	98,963
VIEs
VIEs
Cash			156,571
Inventories			108
Prepayments and other current assets			2,313
Total current assets			158,992
Property, equipment and software, net			14,189
Operating lease right-of-use assets			12,388
Other non-current assets			1,122
Total assets			186,691
Amounts due to inter-companies			10,551
Mandatorily redeemable noncontrolling interest (including mandatorily redeemable noncontrolling interest of VIEs without recourse to the Company of nil and US$11,381 as of December 31, 2023 and 2022, respectively)		0	11,381
Total current liabilities			58,703
Operating lease liabilities, non-current			1,662
Exchangeable notes			71,792
Convertible notes			76,770
Total liabilities			208,927
VIEs | Financial guarantee by WFOE
VIEs
Exchangeable notes			71,792
Convertible notes			76,770
VIEs | Related party
VIEs
Accrued expenses and other current liabilities			801
Operating lease liabilities, non-current		0	0
VIEs | Third parties
VIEs
Operating lease liabilities, current		0	716
Accrued expenses and other current liabilities			35,254
Operating lease liabilities, non-current		$ 0	$ 1,662